Financial Risk Management - Information about Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 3,288	$ 2,690	$ 3,180
Financial liabilities	12,807	$ 11,405	$ 10,198
Interest rate risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	389
Financial liabilities	8,942
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	382
Financial liabilities	8,396
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	7
Financial liabilities	$ 546